Adjustment items (Tables)	6 Months Ended
Jun. 30, 2018
Adjustment items
Schedule of detail of the adjustment items

ADJUSTMENTS TO OPERATING INCOME

		Exploration	Gas,	Refining	Marketing	Corporate	Total
		&	Renewables	&	&
(M$)		Production	& Power	Chemicals	Services
2nd quarter 2018	Inventory valuation effect	—	—	569	134	—	703
	Effect of changes in fair value	—	16	—	—	—	16
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	—	(424)	—	—	—	(424)
	Other items	(97)	(1)	—	—	—	(98)
Total		(97)	(409)	569	134	—	197
2nd quarter 2017	Inventory valuation effect	—	—	(372)	(54)	—	(426)
	Effect of changes in fair value	—	(27)	—	—	—	(27)
	Restructuring charges	(40)	—	—	—	—	(40)
	Asset impairment charges	(15)	1	—	—	—	(14)
	Other items	(77)	(25)	(39)	(26)	(64)	(231)
Total		(132)	(51)	(411)	(80)	(64)	(738)
1st half 2018	Inventory valuation effect	—	—	531	105	—	636
	Effect of changes in fair value	—	5	—	—	—	5
	Restructuring charges	(53)	—	—	—	—	(53)
	Asset impairment charges	—	(446)	—	—	—	(446)
	Other items	(97)	(93)	—	—	(9)	(199)
Total		(150)	(534)	531	105	(9)	(57)
1st half 2017	Inventory valuation effect	—	—	(289)	(69)	—	(358)
	Effect of changes in fair value	—	(27)	—	—	—	(27)
	Restructuring charges	(40)	—	—	—	—	(40)
	Asset impairment charges	(1,869)	(25)	(50)	—	—	(1,944)
	Other items	(77)	(114)	(65)	(26)	(64)	(346)
Total		(1,986)	(166)	(404)	(95)	(64)	(2,715)

ADJUSTMENTS TO NET INCOME, GROUP SHARE

		Exploration	Gas,	Refining	Marketing	Corporate	Total
		&	Renewables	&	&
(M$)		Production	& Power	Chemicals	Services
2nd quarter 2018	Inventory valuation effect	—	—	436	81	—	517
	Effect of changes in fair value	—	9	—	—	—	9
	Restructuring charges	(44)	(2)	—	—	—	(46)
	Asset impairment charges	—	(236)	—	—	—	(236)
	Gains (losses) on disposals of assets	(2)	—	—	—	—	(2)
	Other items	(71)	(3)	—	—	—	(74)
Total		(117)	(232)	436	81	—	168
2nd quarter 2017	Inventory valuation effect	—	—	(268)	(42)	—	(310)
	Effect of changes in fair value	—	(19)	—	—	—	(19)
	Restructuring charges	(12)	(3)	(39)	—	—	(54)
	Asset impairment charges	(27)	(5)	—	—	—	(32)
	Gains (losses) on disposals of assets	—	—	—	125	—	125
	Other items	(50)	(11)	(26)	(18)	(42)	(147)
Total		(89)	(38)	(333)	65	(42)	(437)
1st half 2018	Inventory valuation effect	—	—	412	60	—	472
	Effect of changes in fair value	—	1	—	—	—	1
	Restructuring charges	(59)	(8)	—	—	—	(67)
	Asset impairment charges	—	(248)	—	—	—	(248)
	Gains (losses) on disposals of assets	(103)	—	—	—	—	(103)
	Other items	(51)	(58)	(17)	—	(9)	(135)
Total		(213)	(313)	395	60	(9)	(80)
1st half 2017	Inventory valuation effect	—	—	(210)	(45)	—	(255)
	Effect of changes in fair value	—	(19)	—	—	—	(19)
	Restructuring charges	(12)	(8)	(39)	—	—	(59)
	Asset impairment charges	(1,641)	(59)	(50)	—	—	(1,750)
	Gains (losses) on disposals of assets	—	—	2,139	125	—	2,264
	Other items	(144)	(78)	(45)	(18)	(42)	(327)
Total		(1,797)	(164)	1,795	62	(42)	(146)